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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2000
                               ------------------

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one):

                        |_| is a restatement
                        |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Maple Row Management, Inc.
Address:          112 Rowayton Avenue
                  Rowayton, CT 06853


Form 13F File Number:28-05487
                     --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Eric Blattman
Title:            President
Phone:            (203)854-5015
Signature, Place and Date of Signing:


/s/  Eric Blattman                  112 Rowayton Avenue,      November 10, 2000
-----------------------------       Rowayton
                                    Connecticut 06853

Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:  0



Form 13F Information Table Entry Total:      26



Form 13F Information Table Value Total:      $119,253.13 (thousands)



List of Other Included Managers:                   None


                                       2
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            Form 13F INFORMATION TABLE

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    Column 1                       Column 2   Column 3   Column 4          Column 5         Column 6   Column 7      Column 8
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                                                                                                                  Voting authority
    Name of                        Title of    CUSIP     Value         Shrs or SH/PRN  Put/ Investment Other    --------------------
    Issuer                         Class                 (x$1000)      prn amt.        Call discretion managers Sole   Shared   None
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
ADVANCED ENERGY INDUSTRIES INC       Common  007973100   2,461.80       74,600   SH     --   Yes       None     Sole     --       --
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APPLIED FILMS CORP                   Common  038197109   5,026.26      185,300   SH     --   Yes       None     Sole     --       --
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ASPECT TELECOMMUNICATIONS CORP       Common  04523Q102   7,625.06      369,700   SH     --   Yes       None     Sole     --       --
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CATALYST SEMICONDUCTOR INC           Common  148881105     302.94       32,100   SH     --   Yes       None     Sole     --       --
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CHIPPAC INC CL A                     Common  169657103  15,503.25    1,306,800   SH     --   Yes       None     Sole     --       --
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COINSTAR INC                         Common  19259P300   5,750.50      424,000   SH     --   Yes       None     Sole     --       --
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CYPRESS SEMICONDUCTOR CORP           Common  232806109   2,078.13       50,000   SH     --   Yes       None     Sole     --       --
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DIVERSINET CORP SECONDARY 45DAY      Common  25536K204   2,952.61      502,572   SH     --   Yes       None     Sole     --       --
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INTERSIL HLDG CORP                   Common  46069S109   2,418.08       47,400   SH     --   Yes       None     Sole     --       --
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KOMAG INC                            Common  500453105   1,705.60      426,400   SH     --   Yes       None     Sole     --       --
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MICROSEMI CORP                       Common  595137100   3,332.13       87,400   SH     --   Yes       None     Sole     --       --
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MANUFACTURERS SERVICES LTD           Common  565005105   2,884.44      242,900   SH     --   Yes       None     Sole     --       --
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MATTSON TECHNOLOGY INC               Common  577223100   7,953.66      534,700   SH     --   Yes       None     Sole     --       --
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PCD INC                              Common  69318P106   2,738.31      242,600   SH     --   Yes       None     Sole     --       --
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PHOTON DYNAMICS INC                  Common  719364101   3,306.90       87,600   SH     --   Yes       None     Sole     --       --
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PILOT NETWORK SERVICES INC           Common  721596104   6,418.30      618,631   SH     --   Yes       None     Sole     --       --
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PHOTRONICS INC                       Common  719405102  10,701.21      490,600   SH     --   Yes       None     Sole     --       --
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READ RITE CORP                       Common  755246105   4,080.38      362,700   SH     --   Yes       None     Sole     --       --
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RMH TELESERVICES INC                 Common  749938106   1,178.99       73,400   SH     --   Yes       None     Sole     --       --
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ROBOTIC VISION SYSTEMS INC           Common  771074101   7,387.21    1,237,700   SH     --   Yes       None     Sole     --       --
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SATCON TECHNOLOGY CORP               Common  803893106   2,502.50       70,000   SH     --   Yes       None     Sole     --       --
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GENERAL SEMICONDUCTOR CORP           Common  370787103   3,479.53      285,500   SH     --   Yes       None     Sole     --       --
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VIANT CORP                           Common  92553N107     338.29       58,200   SH     --   Yes       None     Sole     --       --
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VIRATA CORP                          Common  927646109  10,219.62      154,550   SH     --   Yes       None     Sole     --       --
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MEMC ELECTRONIC MATERIALS            Common  552715104   4,010.56      311,500   SH     --   Yes       None     Sole     --       --
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WESTELL TECHNOLOGIES INC-CL A        Common  957541105   2,896.88      225,000   SH     --   Yes       None     Sole     --       --
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                                                      $119,253.13



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